Supplement dated October 6, 2025

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus,
each dated April 28, 2025 (each a “Prospectus”), as supplemented, for:

MassMutual EnvisionSM

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

NOTICE OF FUND SUBSTITUTION

The purpose of this Supplement is to announce a fund change. Capitalized terms used in this Supplement are defined in your Prospectus unless otherwise defined here. “We,” “Us,” or “Our” refer to Massachusetts Mutual Life Insurance Company. “You” or “Your” refer to the Owner of the Contract.

At the close of the New York Stock Exchange (“NYSE”) on or about November 14, 2025 (the “Substitution Date”), in accordance with applicable law, shares of the following Existing Fund will be replaced with shares of the following Replacement Fund (the “Substitution”), set forth in the table below:

Existing Fund (Share Class)	Replacement Fund (Share Class)
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	MML Invesco Discovery Mid Cap Fund (Service Class I)

Transfer of Contract Value from the Existing Fund

On the Substitution Date, all Contract Value in the Sub-Account investing in the Existing Fund will automatically be reallocated to the Sub-Account investing in the corresponding Replacement Fund. Such reallocation will not count toward transfer limits imposed by Our frequent trading and market timing policies. After the Substitution Date, You may not make any allocations to the Sub-Account investing in the Existing Fund, and such Sub-Account will no longer be available for investment under the Contract.

The Substitution will occur at the relative net asset values of the Existing Fund’s and Replacement Fund’s shares. Your Contract Value immediately prior to the Substitution will equal Your Contract Value immediately after the Substitution. There will not be any tax consequences for You as a result of the Substitution. The Substitution will be performed at no cost to You. The fees and charges under Your Contract will not increase as a result of the Substitution. The overall fees and expenses of the Replacement Fund are equal to or less than those of the corresponding Existing Fund. Your rights and Our obligations will not be altered in any way.

If Your Contract Value is automatically transferred on the Substitution Date, You will receive a confirmation showing the transfer of Your Contract Value from each Sub-Account that invests in the Existing Fund to the Sub-Account that invests in the corresponding Replacement Fund.

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Impact on Transaction Requests

The Sub-Account that invests in the Existing Fund will continue to be available for purchase payments, allocation elections, transfers and withdrawals until the close of the NYSE on the Substitution Date. Any purchase payment, allocation election, transfer, or withdrawal request involving the Sub-Account that invests in the Existing Fund on or after the Substitution Date will default to the Sub-Account that invests in the corresponding Replacement Fund.

Impact on Future Purchase Payment Allocations

On the Substitution Date, the Replacement Fund will automatically replace the corresponding Existing Fund under Your purchase payment allocation instructions.

If You do not wish to have Your future purchase payments allocated to the Replacement Fund, You must send a request in Good Order to Our Service Center to change Your purchase payment allocation instructions.

Impact on Automatic Programs

On the Substitution Date, the Replacement Fund will automatically replace the corresponding Existing Fund in all of the following automatic programs for which the Existing Fund has been selected as an investment option:

•	Automatic Investment Plan

•	Automatic Rebalancing Program*

•	Systematic Withdrawal Program

•	Fixed Account for Dollar Cost Averaging (“DCA Fixed Account”)

•	Separate Account Dollar Cost Averaging Program*

You may change Your automatic program elections by submitting a request in Good Order to Our Service Center.

* If You currently transfer Contract Value from the Sub-Account that invests in the Existing Fund to the Sub-Account that invests in the corresponding Replacement Fund (or vice versa) as part of Your Automatic Rebalancing Program or Separate Account Dollar Cost Averaging Program, Your program may terminate effective as of the Substitution Date unless You change the investment choices used in that program prior to that date.

Transfer Rights

On the Substitution Date, any Contract Value remaining in the Sub-Account that invests in the Existing Fund will be automatically reallocated to the Sub-Account that invests in the corresponding Replacement Fund.

From the date of this Supplement until the Substitution Date, You may transfer Your Contract Value allocated to the Sub-Account that invests in the Existing Fund to any other Sub-Account available under Your Contract free of charge. Please note, however, that the investment restrictions applicable to any benefit under the Contract continue to apply during this time period.

For 30 calendar days following the Substitution Date, You may transfer Your Contract Value allocated to the Sub-Account that invests in the Replacement Fund to any other Sub-Account available under Your Contract free of charge. Please note, however, that the investment restrictions applicable to any benefit under the Contract continue to apply during this time period.

From the date of this Supplement to the Substitution Date, and for 30 calendar days after the Substitution Date, We will not exercise any rights reserved under the Contract to impose additional restrictions on transfers between Sub-Accounts.

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Fund Addition(s)

In connection with the Substitution, the Replacement Fund that is not currently offered as an investment option under Your Contract will be added to Your Contract on the Substitution Date. On the Substitution Date, the following information about the new Replacement Fund will be added to Appendix A, and information about the Existing Fund will be deleted:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML Invesco Discovery Mid Cap Fund (Service Class I)** Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.08%	—	—	—

**The expenses are based on estimated amounts for the current fiscal year of the Fund. The Fund has not been in operation for a full calendar year, and therefore has no performance history. Performance history will be available for the Fund after it has been in operation for one calendar year.

Impact on Custom Allocation Program for MassMutual RetirePay

On the Substitution Date, the Existing Fund will be removed from the Custom Allocation Program in connection with MassMutual RetirePay, and the Replacement Fund will be added in its place.

If You are participating in the Custom Allocation Program in connection with MassMutual RetirePay, any Contract Value remaining in the Existing Fund will be automatically transferred to the corresponding Replacement Fund on the Substitution Date.

If You do not want Your Contract Value in the Existing Fund to be automatically transferred to the corresponding Replacement Fund, We must receive Your request (in Good Order) at Our Service Center by the Substitution Date to transfer Your Contract Value to a different investment option available under the Custom Allocation Program.

The following replaces the Investment Allocation Restrictions section in your Rate Sheet Prospectus Supplement as of the Substitution Date:

For Contracts issued in all states except New York:

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation
MML Balanced Allocation

MML Blend

MML Conservative Allocation
MML Growth Allocation

MML iShares® 80/20 Allocation
MML iShares® 60/40 Allocation
MML Moderate Allocation

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Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts:
MML Inflation-Protected and Income
MML Managed Bond
MML Short-Duration Bond
MML Total Return Bond
MML U.S. Government Money Market
Allocation Category 2	40%	70%

Available sub-accounts:

American Funds Insurance Series® Global Small Capitalization

American Funds Insurance Series® New World®

American Funds Insurance Series® Washington Mutual Investors

Columbia Variable Portfolio - Contrarian Core

Janus Henderson Enterprise

Janus Henderson Overseas

Macquarie VIP Growth

MML American Funds Growth

MML Blue Chip Growth

MML Equity Income

MML Focused Equity

MML Foreign

MML Fundamental Equity

MML Global

MML Income & Growth

MML International Equity

MML Large Cap Growth

MML Mid Cap Growth

MML Mid Cap Value

MML Small Cap Equity

MML Small Cap Growth Equity

Vest US Large Cap 10% Buffer Strategies VI

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Allocation Category 3	0%	30%

Available sub-accounts:

Fidelity® VIP Contrafund®

Fidelity® VIP Health Care

Fidelity® VIP Overseas

Fidelity® VIP Real Estate

Fidelity® VIP Strategic Income

Invesco V.I. Global Strategic Income

Invesco V.I. International Growth

Janus Henderson Global Technology and Innovation

Macquarie VIP Asset Strategy

MML Equity

MML Invesco Discovery Mid Cap

MML Small Company Value

MML Small/Mid Cap Value

MML Sustainable Equity

PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

For Contracts issued in New York:

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation

MML Balanced Allocation

MML Blend

MML Conservative Allocation

MML Growth Allocation

MML iShares® 80/20 Allocation

MML iShares® 60/40 Allocation

MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

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	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts: MML Inflation-Protected and Income MML Managed Bond MML Short-Duration Bond MML Total Return Bond MML U.S. Government Money Market

Allocation Category 2	40%	70%

Available sub-accounts:

American Funds Insurance Series® Global Small Capitalization

American Funds Insurance Series® New World®

American Funds Insurance Series® Washington Mutual Investors

Columbia Variable Portfolio - Contrarian Core

Janus Henderson Enterprise

Janus Henderson Overseas

Macquarie VIP Growth

MML American Funds Growth

MML Blue Chip Growth

MML Equity Income

MML Focused Equity

MML Foreign

MML Fundamental Equity

MML Global

MML Income & Growth

MML International Equity

MML Large Cap Growth

MML Mid Cap Growth

MML Mid Cap Value

MML Small Cap Equity

MML Small Cap Growth Equity

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Allocation Category 3	0%	30%

Available sub-accounts:

Fidelity® VIP Contrafund®

Fidelity® VIP Health Care

Fidelity® VIP Overseas

Fidelity® VIP Real Estate

Fidelity® VIP Strategic Income

Invesco V.I. Global Strategic Income

Invesco V.I. International Growth

Janus Henderson Global Technology and Innovation

Macquarie VIP Asset Strategy

MML Equity

MML Invesco Discovery Mid Cap

MML Small Company Value

MML Small/Mid Cap Value

MML Sustainable Equity

PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If You have questions about this Supplement or wish to make any changes to Your Contract, please contact Your registered representative, visit Us online at www.MassMutual.com/contact-us, or call Our Service Center at (800) 272-2216 (8 a.m.– 8 p.m. Eastern Time).

For more information about the funds, read each fund prospectus. Prospectuses are available by going to www.MassMutual.com/variable-products, selecting the name of Your variable product, and then selecting the applicable fund. You can also request paper copies of fund prospectuses by calling Our Service Center at the number listed above or by emailing fundinfo@massmutual.com.

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